Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Composition of Prepaid Expenses and Other Current Assets

Composition:

	December 31,
	2025	2024
	U.S. dollars in thousands

Prepaid expenses and other receivables	-	51
Government authorities (*)	22	47

	22	98

(*)	The government authorities are monetary items, which are denominated or linked in NIS.